INVESTMENT (Details) ¥ in Millions	1 Months Ended
	May 31, 2016 USD ($)	May 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
INVESTMENTS [Line Items]
Investment in Cold Chain Link Global (Shanghai) Logistic Co., Ltd (“CCLG”)			$ 768,486		$ 720,150
Less: accumulated impairment			0		0
Cost Method Investments			768,486		720,150
Cost Method Investments, Original Cost			768,486		$ 720,150
Investment Company, Financial Commitment to Investee, Future Amount			2,300,000	¥ 15
CCLG [Member]
INVESTMENTS [Line Items]
Investment in Cold Chain Link Global (Shanghai) Logistic Co., Ltd (“CCLG”)			700,000	5
Business Acquisition, Percentage of Voting Interests Acquired	10.00%	10.00%
Business Combination, Consideration Transferred	$ 3,000,000	¥ 20
Cost Method Investments, Original Cost			$ 700,000	¥ 5